As filed with the Securities and Exchange Commission on May 11, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2017

Date of reporting period:  March 31, 2017

Item 1. Schedules of Investments.

Davidson Multi-Cap Equity Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	COMMON STOCKS - 92.93%	Value
	Aerospace & Defense - 1.80%
18,900	United Technologies Corp.	$2,120,769

	Air Freight & Logistics - 1.45%
8,720	Fedex Corp.	1,701,708

	Banks - 7.15%
19,075	First Republic Bank	1,789,426
43,885	JPMorgan Chase & Co.	3,854,858
49,660	Wells Fargo & Co.	2,764,076
		8,408,360
	Beverages - 2.01%
21,090	PepsiCo, Inc.	2,359,127

	Biotechnology - 5.66%
11,535	Amgen, Inc.	1,892,547
19,685	Celgene Corp. (a)	2,449,405
33,940	Gilead Sciences, Inc.	2,305,205
		6,647,157
	Capital Markets - 3.48%
42,655	Morgan Stanley	1,827,340
28,440	State Street Corp.	2,264,109
		4,091,449
	Chemicals - 3.72%
32,455	E.I. du pont de Nemours & Co.	2,607,110
14,840	Praxair, Inc.	1,760,024
		4,367,134
	Communications Equipment - 2.14%
74,430	Cisco Systems, Inc.	2,515,734

	Diversified Telecommunication Services - 2.44%
50,124	Level 3 Communications, Inc. (a)	2,868,095

	Electrical Equipment - 2.04%
32,320	Eaton Corp. PLC (b)	2,396,528

	Energy Equipment & Services - 1.34%
26,250	Baker Hughes, Inc.	1,570,275

	Food & Staples Retailing - 4.99%
110,625	Sprouts Farmers Market, Inc. (a)	2,557,650
35,090	United National Foods, Inc. (a)	1,516,941
24,750	Wal-Mart Stores, Inc.	1,783,980
		5,858,571
	Health Care Equipment & Supplies - 1.91%
12,210	Becton, Dickinson & Co.	2,239,802

	Health Care Providers & Services - 3.94%
28,967	Express Scripts Holding Co. (a)	1,909,215
18,975	Laboratory Corporation of America Holdings (a)	2,722,343
		4,631,558
	Hotels, Restaurants & Leisure - 3.17%
13,605	Buffalo Wild Wings, Inc. (a)	2,078,164
3,704	Chipotle Mexican Grill, Inc. (a)	1,650,206
		3,728,370
	Household Products - 1.71%
40,295	Church & Dwight Co., Inc.	2,009,512

	Industrial Conglomerates - 3.28%
10,180	3M Co.	1,947,739
63,870	General Electric Co.	1,903,326
		3,851,065
	Insurance - 2.21%
41,145	Principal Financial Group, Inc.	2,596,661

	Internet Software & Services - 5.37%
759	Alphabet, Inc. - Class A (a)	643,480
4,363	Alphabet, Inc. - Class C (a)	3,619,370
14,430	Facebook, Inc. (a)	2,049,782
		6,312,632
	Life Sciences Tools & Services - 1.36%
10,255	Waters Corp. (a)	1,602,959

	Machinery - 1.75%
42,475	Flowserve Corp.	2,056,639

	Media - 4.04%
101,580	Interpublic Group of Cos., Inc.	2,495,821
69,695	Twenty-First Century Fox, Inc. - Class A	2,257,421
		4,753,242
	Multiline Retail - 1.24%
31,295	Nordstrom, Inc.	1,457,408

	Multi-Utilities - 2.70%
28,765	Sempra Energy	3,178,532

	Oil, Gas & Consumable Fuels - 5.81%
16,019	Chevron Corp.	1,719,960
38,180	Devon Energy Corp.	1,592,869
21,175	Exxon Mobil Corp.	1,736,562
112,280	Marathon Oil Corp.	1,774,024
		6,823,415
	Professional Services - 2.12%
60,450	Nielsen Holdings PLC (b)	2,497,190

	Semiconductors & Semiconductor Equipment - 2.16%
34,570	Silicon Laboratories, Inc. (a)	2,542,623

	Software - 7.01%
69,445	Fortinet, Inc. (a)	2,663,216
22,490	Intuit	2,608,615
44,995	Microsoft Corp.	2,963,371
		8,235,202
	Specialty Retail - 1.63%
39,415	Dicks Sporting Goods, Inc.	1,917,934

	Technology Hardware, Storage & Peripherals - 3.30%
26,966	Apple, Inc.	3,873,936
	TOTAL COMMON STOCKS (Cost $76,634,481)	109,213,587

	REITS - 3.69%
114,845	Redwood Trust, Inc.	1,907,575
107,300	Starwood Property Trust, Inc.	2,422,834
	TOTAL REITS (Cost $4,199,143)	4,330,409

	EXCHANGE TRADED FUNDS - 2.12%
17,800	iShares Russell 3000 ETF	2,490,220
	TOTAL EXCHANGE TRADED FUNDS (Cost $2,512,023)	2,490,220

	MONEY MARKET FUNDS - 1.24%
1,460,937	Fidelity Institutional Government Portfolio - Class I, 0.56% (c)	1,460,937
	TOTAL MONEY MARKET FUNDS (Cost $1,460,937)	1,460,937

	Total Investments in Securities (Cost ($84,806,584) - 99.98%	117,495,153
	Other Assets in Excess of Liabilities - 0.02%	24,212
	NET ASSETS - 100.00%	$117,519,365

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of March 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Davidson Multi-Cap Equity Fund
Notes to the Schedule of Investments
March 31, 2017 (Unaudited)

Note 1 – Securities Valuation

The Davidson Multi-Cap Equity Fund's (the "Fund") investments in securities are carried at their fair value. The Fund determines the fair value of its investments and computes its asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

The Board of Trustees ("Board) has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund's administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's securities as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$11,856,954	$-	$-	$11,856,954
Consumer Staples	10,227,210	-	-	10,227,210
Energy	8,393,690	-	-	8,393,690
Financials	15,096,469	-	-	15,096,469
Health Care	15,121,476	-	-	15,121,476
Industrials	14,623,899	-	-	14,623,899
Information Technology	23,480,127	-	-	23,480,127
Materials	4,367,134	-	-	4,367,134
Telecommunication Services	2,868,095	-	-	2,868,095
Utilities	3,178,533	-	-	3,178,533
Total Common Stocks	109,213,587	-	-	109,213,587
REITs
Financials	4,330,409	-	-	4,330,409
Total REITs	4,330,409	-	-	4,330,409
Exchange Traded Funds	2,490,220	-	-	2,490,220
Short-Term Investments	1,460,937	-	-	1,460,937
Total Investments in Securities	$117,495,153	$-	$-	$117,495,153

Refer to the Fund's schedule of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at March 31, 2017, the end of the reporting period. The Fund recognized no transfers between levels. There were no Level 3 securities held in the Fund during the period ended March 31, 2017.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

Cost of investments	$84,806,584

Gross unrealized appreciation	$34,917,419
Gross unrealized depreciation	(2,228,850)
Net unrealized appreciation	$32,688,569

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.
(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date: April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date April 28, 2017

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date April 28, 2017

* Print the name and title of each signing officer under his or her signature.